DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communication Services - 9.6%
Alphabet, Inc. - Class A (a)	7,961	$11,289,096
Alphabet, Inc. - Class C (a)	6,941	9,811,867
Liberty Broadband Corporation - Series C (a)	103,475	12,826,761
T-Mobile US, Inc. (a)	141,130	14,698,690
Walt Disney Company (The)	69,634	7,764,887
		56,391,301
Consumer Discretionary - 10.4%
Amazon.com, Inc. (a)	7,435	20,511,827
CarMax, Inc. (a)	139,983	12,535,478
Home Depot, Inc. (The)	34,852	8,730,774
NIKE, Inc. - Class B	94,083	9,224,838
TJX Companies, Inc. (The)	201,130	10,169,133
		61,172,050
Consumer Staples - 5.1%
Mondelēz International, Inc. - Class A	154,758	7,912,777
Nestlé S.A. - ADR	121,554	13,424,424
PepsiCo, Inc.	62,225	8,229,878
		29,567,079
Energy - 2.3%
Chevron Corporation	67,744	6,044,797
Marathon Petroleum Corporation	204,933	7,660,396
		13,705,193
Financials - 17.3%
Aon plc - Class A	43,356	8,350,366
Berkshire Hathaway, Inc. - Class B (a)	82,053	14,647,281
Brookfield Asset Management, Inc. - Class A	480,771	15,817,366
Capital One Financial Corporation	150,286	9,406,401
Charles Schwab Corporation (The)	282,887	9,544,607
CME Group, Inc.	52,565	8,543,915
JPMorgan Chase & Company	116,788	10,985,079
Markel Corporation (a)	15,355	14,175,275
Moody's Corporation	36,170	9,936,984
		101,407,274
Health Care - 12.4%
Abbott Laboratories	103,075	9,424,147
Becton, Dickinson and Company	43,084	10,308,709
CVS Health Corporation	130,146	8,455,586
Danaher Corporation	126,338	22,340,348
Johnson & Johnson	97,740	13,745,176

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Medtronic plc	92,610	$8,492,337
		72,766,303
Industrials - 4.8%
Honeywell International, Inc.	63,353	9,160,210
Lockheed Martin Corporation	20,933	7,638,870
Union Pacific Corporation	65,235	11,029,282
		27,828,362
Information Technology - 22.1%
Accenture plc - Class A	93,234	20,019,204
Adobe, Inc. (a)	62,835	27,352,704
Apple, Inc.	43,769	15,966,931
Broadcom, Inc.	29,532	9,320,595
Mastercard, Inc. - Class A	58,230	17,218,611
Microsoft Corporation	107,581	21,893,809
Visa, Inc. - Class A	92,686	17,904,155
		129,676,009
Materials - 6.9%
Air Products & Chemicals, Inc.	37,095	8,956,959
Ecolab, Inc.	42,886	8,532,170
Martin Marietta Materials, Inc.	40,356	8,336,339
Sherwin-Williams Company (The)	25,365	14,657,165
		40,482,633
Real Estate - 4.2%
American Tower Corporation	94,667	24,475,206

Total Common Stocks (Cost $327,993,280)		$557,471,410

RIGHTS - 0.0% (b)	Shares	Value
T-Mobile US, Inc. (a) (Cost $21,789)	141,130	$23,710

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
iShares Nasdaq Biotechnology ETF (Cost $5,935,454)	42,740	$5,842,131

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.06% (c) (Cost $8,352,059)	8,352,059	$8,352,059

Total Investments at Value - 97.5% (Cost $342,302,582)		$571,689,310

Other Assets in Excess of Liabilities - 2.5%		14,762,675

Net Assets - 100.0%		$586,451,985

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 5.0%
Comcast Corporation - Class A	517,473	$20,171,097
Verizon Communications, Inc.	188,005	10,364,716
		30,535,813
Consumer Discretionary - 6.9%
Las Vegas Sands Corporation	178,026	8,107,304
Lowe's Companies, Inc.	85,434	11,543,842
McDonald's Corporation	75,652	13,955,524
Starbucks Corporation	117,723	8,663,236
		42,269,906
Consumer Staples - 13.7%
Anheuser-Busch InBev S.A./N.V. - ADR	251,853	12,416,353
Bunge Ltd.	289,711	11,915,814
Diageo plc - ADR	134,798	18,115,503
PepsiCo, Inc.	122,216	16,164,288
Philip Morris International, Inc.	200,522	14,048,571
Tyson Foods, Inc. - Class A	183,895	10,980,371
		83,640,900
Energy - 5.1%
Chevron Corporation	124,510	11,110,027
Enbridge, Inc.	308,830	9,394,609
Marathon Petroleum Corporation	288,265	10,775,346
		31,279,982
Financials - 19.6%
Bank of America Corporation	352,223	8,365,296
Berkshire Hathaway, Inc. - Class B (a)	84,698	15,119,440
Brookfield Asset Management, Inc. - Class A	608,129	20,007,444
Capital One Financial Corporation	182,908	11,448,212
Fairfax Financial Holdings Ltd.	42,445	13,108,714
Fidelity National Financial, Inc.	570,384	17,487,973
JPMorgan Chase & Company	187,542	17,640,200
Markel Corporation (a)	17,498	16,153,629
		119,330,908
Health Care - 13.0%
Bristol-Myers Squibb Company	236,584	13,911,139
CVS Health Corporation	238,126	15,471,046
Johnson & Johnson	158,339	22,267,214
Medtronic plc	164,846	15,116,378
Merck & Company, Inc.	156,869	12,130,680
		78,896,457

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 10.0%
3M Company	90,214	$14,072,482
Norfolk Southern Corporation	72,292	12,692,306
United Parcel Service, Inc. - Class B	130,815	14,544,012
Watsco, Inc.	109,037	19,375,875
		60,684,675
Information Technology - 10.9%
Cisco Systems, Inc.	312,626	14,580,877
International Business Machines Corporation	82,682	9,985,505
Microsoft Corporation	83,891	17,072,657
QUALCOMM, Inc.	143,949	13,129,588
TE Connectivity Ltd.	145,934	11,900,918
		66,669,545
Real Estate - 8.4%
Crown Castle International Corporation	95,200	15,931,720
Gaming and Leisure Properties, Inc.	293,666	10,160,853
Lamar Advertising Company - Class A	234,202	15,635,326
W.P. Carey, Inc.	137,550	9,305,257
		51,033,156
Utilities - 4.6%
Dominion Energy, Inc.	227,407	18,460,900
NextEra Energy, Inc.	38,498	9,246,065
		27,706,965

Total Common Stocks (Cost $552,396,102)		$592,048,307

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.06% (b) (Cost $16,698,353)	16,698,353	$16,698,353

Total Investments at Value - 99.9% (Cost $569,094,455)		$608,746,660

Other Assets in Excess of Liabilities - 0.1%		408,485

Net Assets - 100.0%		$609,155,145

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 21.0%
Altice USA, Inc. - Class A (a)	555,409	$12,518,919
DISH Network Corporation - Class A (a)	828,365	28,586,876
Liberty Broadband Corporation - Series C (a)	192,940	23,916,842
Live Nation Entertainment, Inc. (a)	317,493	14,074,465
Take-Two Interactive Software, Inc. (a)	146,444	20,439,189
		99,536,291
Consumer Discretionary - 16.8%
CarMax, Inc. (a)	203,830	18,252,976
DraftKings, Inc. - Class A (a)	205,231	6,825,983
Etsy, Inc. (a)	203,598	21,628,216
MercadoLibre, Inc. (a)	13,071	12,885,000
O'Reilly Automotive, Inc. (a)	47,551	20,050,830
		79,643,005
Financials - 21.7%
Brookfield Asset Management, Inc. - Class A	646,218	21,260,572
Cannae Holdings, Inc. (a)	367,791	15,116,210
Cboe Global Markets, Inc.	41,987	3,916,548
Fairfax Financial Holdings Ltd.	67,386	20,811,492
Fidelity National Financial, Inc.	609,228	18,678,931
Markel Corporation (a)	24,847	22,938,005
		102,721,758
Health Care - 4.1%
Align Technology, Inc. (a)	27,361	7,508,953
Zoetis, Inc.	87,976	12,056,231
		19,565,184
Industrials - 9.7%
Colfax Corporation (a)	355,844	9,928,048
Watsco, Inc.	119,643	21,260,561
Xylem, Inc.	224,492	14,583,000
		45,771,609
Information Technology - 9.0%
Autodesk, Inc. (a)	67,113	16,052,758
Black Knight, Inc. (a)	182,917	13,272,458
Intuit, Inc.	45,549	13,491,158
		42,816,374
Materials - 8.1%
Martin Marietta Materials, Inc.	71,088	14,684,648
Sherwin-Williams Company (The)	41,395	23,920,101
		38,604,749

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Real Estate - 6.7%
American Tower Corporation	123,333	$31,886,514

Total Common Stocks (Cost $347,476,416)		$460,545,484

MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.06% (b) (Cost $16,734,709)	16,734,709	$16,734,709

Total Investments at Value - 100.6% (Cost $364,211,125)		$477,280,193

Liabilities in Excess of Other Assets - (0.6%)		(2,717,671)

Net Assets - 100.0%		$474,562,522

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS - 90.5%	Shares	Value
Communication Services - 6.6%
Cable One, Inc.	3,357	$5,958,171
Liberty Latin America Ltd. - Class C (a)	335,000	3,162,400
Shenandoah Telecommunications Company	150,368	7,411,639
		16,532,210
Consumer Discretionary - 15.5%
Eldorado Resorts, Inc. (a)	82,081	3,288,165
Etsy, Inc. (a)	69,629	7,396,689
GAN Ltd. (a)	264,308	6,726,638
Hanesbrands, Inc.	626,701	7,075,454
Monarch Casino & Resort, Inc. (a)	413,936	14,106,939
		38,593,885
Consumer Staples - 5.4%
Bunge Ltd.	110,000	4,524,300
Seaboard Corporation	3,054	8,959,886
		13,484,186
Financials - 25.7%
Cannae Holdings, Inc. (a)	418,866	17,215,393
Diamond Hill Investment Group, Inc.	79,614	9,049,723
First American Financial Corporation	95,000	4,561,900
Foley Trasimene Acquisition Corporation (a)	700,000	7,469,000
Kinsale Capital Group, Inc.	21,917	3,401,738
Stewart Information Services Corporation	259,555	8,438,133
TowneBank	263,732	4,968,711
Trebia Acquisition Corporation (a)	350,000	3,657,500
Trupanion, Inc. (a)	122,581	5,232,983
		63,995,081
Industrials - 18.9%
American Woodmark Corporation (a)	60,212	4,555,038
Builders FirstSource, Inc. (a)	371,598	7,692,079
Casella Waste Systems, Inc. - Class A (a)	139,012	7,245,305
Colfax Corporation (a)	306,992	8,565,077
Evoqua Water Technologies Corporation (a)	564,579	10,501,169
Watsco, Inc.	47,896	8,511,119
		47,069,787
Information Technology - 6.4%
CoreLogic, Inc.	50,000	3,361,000
Switch, Inc. - Class A	453,796	8,086,645
Verra Mobility Corporation (a)	429,260	4,412,793
		15,860,438

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Materials - 8.9%
Fortuna Silver Mines, Inc. (a)	1,727,351	$8,792,217
MAG Silver Corporation (a)	456,234	6,432,899
NewMarket Corporation	17,246	6,906,678
		22,131,794
Real Estate - 3.1%
FRP Holdings, Inc. (a)	108,860	4,417,539
Lamar Advertising Company - Class A	51,595	3,444,482
		7,862,021

Total Common Stocks (Cost $187,345,145)		$225,529,402

MONEY MARKET FUNDS - 9.2%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.06% (b) (Cost $22,938,291)	22,938,291	$22,938,291

Total Investments at Value - 99.7% (Cost $210,283,436)		$248,467,693

Other Assets in Excess of Liabilities - 0.3%		684,457

Net Assets - 100.0%		$249,152,150

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS - 58.0%	Shares	Value
Communication Services - 2.7%
Comcast Corporation - Class A	72,401	$2,822,191
Verizon Communications, Inc.	25,334	1,396,663
		4,218,854
Consumer Discretionary - 3.6%
Las Vegas Sands Corporation	24,314	1,107,260
Lowe's Companies, Inc.	11,504	1,554,420
McDonald's Corporation	10,246	1,890,080
Starbucks Corporation	15,711	1,156,172
		5,707,932
Consumer Staples - 8.7%
Anheuser-Busch InBev S.A./N.V. - ADR	34,055	1,678,911
Bunge Ltd.	39,012	1,604,564
Diageo plc - ADR	18,672	2,509,330
Ingredion, Inc.	13,155	1,091,865
PepsiCo, Inc.	16,526	2,185,729
Philip Morris International, Inc.	27,471	1,924,618
Tyson Foods, Inc. - Class A	24,894	1,486,421
Universal Corporation	31,964	1,358,790
		13,840,228
Energy - 3.2%
Chevron Corporation	16,932	1,510,842
Enbridge, Inc.	41,717	1,269,031
Enterprise Products Partners, L.P.	45,067	818,868
Marathon Petroleum Corporation	38,850	1,452,213
		5,050,954
Financials - 12.1%
Bank of America Corporation	49,208	1,168,690
Berkshire Hathaway, Inc. - Class B (a)	11,473	2,048,045
Brookfield Asset Management, Inc. - Class A	85,357	2,808,245
Capital One Financial Corporation	24,967	1,562,685
Diamond Hill Investment Group, Inc.	11,715	1,331,644
Fairfax Financial Holdings Ltd.	5,756	1,777,683
Fidelity National Financial, Inc.	77,211	2,367,289
JPMorgan Chase & Company	25,480	2,396,649
Markel Corporation (a)	2,366	2,184,220
Stewart Information Services Corporation	50,417	1,639,057
		19,284,207
Health Care - 6.7%
Bristol-Myers Squibb Company	32,006	1,881,953
CVS Health Corporation	32,240	2,094,633

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 58.0% (Continued)	Shares	Value
Health Care - 6.7% (Continued)
Johnson & Johnson	21,433	$3,014,122
Medtronic plc	22,304	2,045,277
Merck & Company, Inc.	21,142	1,634,911
		10,670,896
Industrials - 5.1%
3M Company	12,195	1,902,298
Norfolk Southern Corporation	9,678	1,699,166
United Parcel Service, Inc. - Class B	17,565	1,952,877
Watsco, Inc.	14,790	2,628,183
		8,182,524
Information Technology - 5.7%
Cisco Systems, Inc.	42,155	1,966,109
International Business Machines Corporation	11,189	1,351,296
Microsoft Corporation	11,293	2,298,238
QUALCOMM, Inc.	19,466	1,775,494
TE Connectivity Ltd.	19,630	1,600,827
		8,991,964
Real Estate - 5.1%
Brookfield Property Partners, L.P.	114,171	1,129,151
Crown Castle International Corporation	12,840	2,148,774
Gaming and Leisure Properties, Inc.	39,785	1,376,548
Lamar Advertising Company - Class A	31,755	2,119,964
W.P. Carey, Inc.	18,598	1,258,155
		8,032,592
Utilities - 5.1%
Brookfield Infrastructure Corporation - Class A	4,384	199,647
Brookfield Infrastructure Partners, L.P.	41,245	1,695,582
Brookfield Renewable Partners, L.P.	51,333	2,458,851
Dominion Energy, Inc.	30,720	2,493,849
NextEra Energy, Inc.	5,146	1,235,915
		8,083,844

Total Common Stocks (Cost $93,932,441)		$92,063,995

FIXED RATE CORPORATE BONDS - 23.4%	Par Value	Value
Consumer Staples - 3.8%
Altria Group, Inc., 4.75%, due 05/05/2021	$1,500,000	$1,555,074
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,500,000	1,558,242
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,250,571

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 23.4% (Continued)	Par Value	Value
Consumer Staples - 3.8% (Continued)
Sysco Corporation, 2.60%, due 10/01/2020	$1,700,000	$1,704,982
		6,068,869
Energy - 5.1%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	2,000,000	2,100,342
Halliburton Company, 3.80%, due 11/15/2025	2,325,000	2,511,284
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,461,968
		8,073,594
Financials - 3.9%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,273,908
Citigroup, Inc., 3.30%, due 04/27/2025	2,250,000	2,470,910
Fiserv, Inc., 3.20%, due 07/01/2026	2,225,000	2,462,652
		6,207,470
Health Care - 3.1%
Amgen, Inc., 2.20%, due 02/21/2027	2,000,000	2,109,134
CVS Health Corporation, 3.00%, due 08/15/2026	2,600,000	2,845,553
		4,954,687
Industrials - 3.6%
General Dynamics Corporation, 3.375%, due 05/15/2023	3,250,000	3,514,103
John Deere Capital Corporation, 2.60%, due 03/07/2024	2,000,000	2,131,586
		5,645,689
Information Technology - 2.5%
Oracle Corporation, 3.625%, due 07/15/2023	1,500,000	1,634,208
PayPal Holdings, Inc., 2.40%, due 10/01/2024	2,250,000	2,388,063
		4,022,271
Materials - 1.4%
Sherwin-Williams Company (The), 3.45%, due 06/01/2027	2,000,000	2,237,702

Total Fixed Rate Corporate Bonds (Cost $35,319,633)		$37,210,282

VARIABLE RATE CORPORATE BONDS (b) - 6.6%	Par Value	Value
Consumer Staples - 0.8%
Campbell Soup Company, 0.943% (3MO LIBOR + 63), due 03/15/2021	$1,250,000	$1,251,270

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

VARIABLE RATE CORPORATE BONDS (b) - 6.6% (Continued)	Par Value	Value
Energy - 1.1%
ConocoPhillips Company, 2.592% (3MO LIBOR + 90), due 05/15/2022	$1,750,000	$1,758,095

Financials - 3.9%
BP Capital Markets plc, 0.966% (3MO LIBOR + 65), due 09/19/2022	1,750,000	1,737,067
Goldman Sachs Group, Inc., 2.862% (3MO LIBOR + 117), due 11/15/2021	2,000,000	2,005,976
JPMorgan Chase & Company, 1.830% (3MO LIBOR + 148), due 03/01/2021	1,500,000	1,510,473
Wells Fargo & Company, 1.328% (3MO LIBOR + 101), due 12/07/2020	929,000	932,728
		6,186,244
Materials - 0.8%
Vulcan Materials Company, 1.000% (3MO LIBOR + 65), due 03/01/2021	1,275,000	1,268,153

Total Variable Rate Corporate Bonds (Cost $10,493,152)		$10,463,762

U.S. TREASURY OBLIGATIONS - 8.7%	Par Value	Value
U.S. Treasury Notes - 8.7%
3.125%, due 05/15/2021	$2,750,000	$2,820,254
2.75%, due 06/30/2025	4,810,000	5,395,091
2.875%, due 08/15/2028	4,785,000	5,666,861
Total U.S. Treasury Obligations (Cost $12,360,667)		$13,882,206

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
Utilities Select Sector SPDR Fund (The) (Cost $656,257)	13,027	$735,114

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.06% (c) (Cost $4,135,971)	4,135,971	$4,135,971

Total Investments at Value - 99.8% (Cost $156,898,121)		$158,491,330

Other Assets in Excess of Liabilities - 0.2%		356,635

Net Assets - 100.0%		$158,847,965

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2020. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2020 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$557,471,410	$-	$-	$557,471,410
Rights	23,710	-	-	23,710
Exchange-Traded Funds	5,842,131	-	-	5,842,131
Money Market Funds	8,352,059	-	-	8,352,059
Total	$571,689,310	$-	$-	$571,689,310

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$592,048,307	$-	$-	$592,048,307
Money Market Funds	16,698,353	-	-	16,698,353
Total	$608,746,660	$-	$-	$608,746,660

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$460,545,484	$-	$-	$460,545,484
Money Market Funds	16,734,709	-	-	16,734,709
Total	$477,280,193	$-	$-	$477,280,193

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$225,529,402	$-	$-	$225,529,402
Money Market Funds	22,938,291	-	-	22,938,291
Total	$248,467,693	$-	$-	$248,467,693

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$92,063,995	$-	$-	$92,063,995
Fixed Rate Corporate Bonds	-	37,210,282	-	37,210,282
Variable Rate Corporate Bonds	-	10,463,762	-	10,463,762
U.S. Treasury Obligations	-	13,882,206	-	13,882,206
Exchange-Traded Funds	735,114	-	-	735,114
Money Market Funds	4,135,971	-	-	4,135,971
Total	$96,935,080	$61,556,250	$-	$158,491,330

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended June 30, 2020.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2020:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Cost of portfolio investments	$342,315,060	$569,163,640	$364,766,040

Gross unrealized appreciation	$240,709,014	$93,963,864	$142,958,503
Gross unrealized depreciation	(11,334,764)	(54,380,844)	(30,444,350)

Net unrealized appreciation	$229,374,250	$39,583,020	$112,514,153

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$210,869,072	$156,799,081

Gross unrealized appreciation	$52,002,988	$12,720,261
Gross unrealized depreciation	(14,404,367)	(11,028,012)

Net unrealized appreciation	$37,598,621	$1,692,249

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships and passive foreign investment companies.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of June 30, 2020, Davenport Small Cap Focus Fund had 25.7% of the value of its net assets invested in common stocks within the Financials sector.